                                                       ------------------------
                                                             OMB APPROVAL
                                                       ------------------------
                                                       OMB Number:    3235-0456
                                                       Expires:  April 30, 1998
                                                       Estimated average burden
                                                       hours per response.....0
                                                       ------------------------


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.

--------------------------------------------------------------------------------
1. Name and address of issuer:

                           SAFECO TAXABLE BOND TRUST
                           SAFECO PLAZA
                           SEATTLE, WA 98185
--------------------------------------------------------------------------------
2. Name of each series or class of funds for which this notice is filed:

                           SAFECO HIGH-YIELD BOND FUND
                           SAFECO GNMA FUND
                           SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
--------------------------------------------------------------------------------
3. Investment Company Act File Number:

                           811-5574

   Securities Act File Number:

                           33-22132
--------------------------------------------------------------------------------
4. Last day of fiscal year for which this notice is filed:

                           9/30/96
--------------------------------------------------------------------------------
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: / /

                           N/A
--------------------------------------------------------------------------------
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                           N/A
--------------------------------------------------------------------------------
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                           NUMBER:    1,193,675
                           AMOUNT:  $11,270,450
--------------------------------------------------------------------------------
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                           0
--------------------------------------------------------------------------------
9. Number and aggregate sale price of securities sold during the fiscal year:

                           NUMBER:    8,114,016
                           AMOUNT:  $71,864,931
--------------------------------------------------------------------------------
SEC 2393 (9/95)

--------------------------------------------------------------------------------
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                        NUMBER:    7,464,195
                        AMOUNT:  $66,296,339
--------------------------------------------------------------------------------

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):


--------------------------------------------------------------------------------
12. Calculation of registration fee:

    (i)   Aggregate sale price of securities          $        66,296,339
          sold during the fiscal year in reliance     --------------------------
          on rule 24f-2 (from Item 10):

    (ii)  Aggregate price of shares issued in         +                 0
          connection with dividend reinvestment       --------------------------
          plans (from item 11, if applicable):

    (iii) Aggregate price of shares redeemed or       -        66,296,339
          repurchased during the fiscal year          --------------------------
          (if applicable):

    (iv)  Aggregate price of shares redeemed or       +                 0
          repurchased and previously applied as       --------------------------
          a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):

    (v)   Net aggregate price of securities sold                        0
          and issued during the fiscal year in        --------------------------
          reliance on rule 24f-2 [line (i), plus
          line (ii), less line (iii), plus line
          (iv)] (if applicable):

    (vi)  Multiplier prescribed by Section 6(b)       x          .0003030
          of the Securities Act of 1933 or other      --------------------------
          applicable law or regulation (see
          Instruction C.6):

    (vii) Fee due [line (i) or line (v)                                 0
          multiplied by line (vi)]:                   -------------------------

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
--------------------------------------------------------------------------------
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). / /

    Date of mailing or wire transfer of filing fees to the Commission's lockbox
    depository:   NONE
--------------------------------------------------------------------------------
                                   SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)* /s/ Neal A. Fuller
                              --------------------------------------------------

                              NEAL A. FULLER  VICE PRESIDENT & CONTROLLER
                              --------------------------------------------------

    Date     11/27/96
         -----------------

  *Please print the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------